Commitments and Contingencies	12 Months Ended
Dec. 31, 2020
Commitments and Contingencies
Note 14 - Commitments and Contingencies

We have several operating leases, primarily for offices and factories rent. Our principal executive offices are located in Qingdao, China. The aggregate future minimum payment under these non-cancelable operating leases are summarizes in the table below.

Twelve months ending December 31,	Minimum lease payment
2021	$9,017
2022	-
2023	-
2024	-
2025	-
Thereafter	-
Total minimum lease payments	$9,017

For the year ended December 31, 2020 and 2019, the Company has rent expense for the amount of $17,059 and $0, respectively.

As of December 31, 2020 and 2019, Company has no material purchase commitments, significant leases, unused letters of credit or pending legal proceedings.